PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 10,696	$ 5,659
Hedging transaction asset	6,572	0
Prepaid expenses	17,889	13,548
Other current assets	12,635	9,312
Prepaid expenses and other current assets	$ 47,792	$ 28,519